CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares
Accounts and Notes Receivable, Net, Current	¥ 53,082	¥ 25,446
Accounts and notes payable	844,058	1,069,108
Advances from customers	118,369	99,632
Amounts due to related parties	11,548	5,415
Accrued expenses and other liabilities-current portion	308,845	365,718
Income tax payables	16,674	43,343
Lease liabilities, current	7,233	11,312
Accrued expenses and other liabilities non current	8,245	7,558
Lease liabilities, non current	6,792	7,596
VIEs
Accounts and notes payable	377,839	545,966
Advances from customers	81,434	89,303
Amounts due to related parties	11,548	5,415
Accrued expenses and other liabilities-current portion	223,080	284,830
Income tax payables	16,151	16,231
Lease liabilities, current	4,138	6,988
Accrued expenses and other liabilities non current	8,245	7,558
Lease liabilities, non current	6,040	4,751
Related party
Accounts and Notes Receivable, Net, Current	272	368
Accounts and Other Receivables, Net, Current	19	104
Related party | VIEs
Accounts and Notes Receivable, Net, Current	272	368
Third party
Accounts and Notes Receivable, Net, Current	87,563	34,385
Third party | VIEs
Accounts and Notes Receivable, Net, Current	¥ 72,193	¥ 27,009
Class A Ordinary Shares
Common stock, shares authorized | shares	4,800,000,000	4,800,000,000
Common stock, shares issued | shares	104,539,463	105,516,779
Common stock, shares outstanding | shares	104,539,463	105,516,779
Class B Ordinary Shares
Common stock, shares authorized | shares	150,000,000	150,000,000
Common stock, shares issued | shares	102,854,550	103,214,547
Common stock, shares outstanding | shares	102,854,550	103,214,547